Right-of-use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets	The following table presents the change in the balance of the Partnership's right-of-use assets for the years ended December 31, 2021, 2020 and 2019:

	December 31, 2021	December 31, 2020	December 31, 2019
	$	$	$
Gross Carrying Amount
Opening balance at beginning of year	51,067	75,104	20,200
Additions (cash and non-cash)	4,190	757	56,854
Dispositions	—	(24,794)	(1,950)
Closing balance at end of year	55,257	51,067	75,104
Accumulated Depreciation
Opening balance at beginning of year	(15,754)	(7,085)	—
Depreciation expense	(14,117)	(18,389)	(13,369)
Dispositions	—	9,720	6,284
Closing balance at end of year	(29,871)	(15,754)	(7,085)
Net book value	25,386	35,313	68,019

As at December 31, 2021 and 2020, the Partnership's right-of-use assets were as follows:

			As at December 31, 2021
	December 31, 2021	December 31, 2020	Weighted-average remaining lease term	Weighted-average implicit interest rate
	$	$	(years)	(%)
Vessels and equipment	10,956	21,971	1.0	3.3%
Office leases	14,430	13,342	4.7	5.2%
Total	25,386	35,313

Summary of lease related items	Lease related items for which the Partnership was a lessee for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, were as follows:

	Year Ended December 31,
	2021	2020	2019
	$	$	$
Amounts recognized in profit and loss
Depreciation expense on right-of-use vessels and equipment	11,015	15,899	10,616
Depreciation expense on right-of-use office leases	3,102	2,490	2,753
Interest expense on lease liabilities	1,291	2,679	1,507
Short-term lease expense	2,713	4,314	15,965
	18,121	25,382	30,841

Disclosure of maturity analysis of operating lease payments	As at December 31, 2021, the undiscounted contractual maturities of the Partnership's lease liabilities were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Lease liabilities	27.0	15.1	3.3	3.2	2.7	1.7	1.0
As at December 31, 2021, the undiscounted contractual earnings receivable of the Partnership’s operating leases by expected period of receipt were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Operating leases	1,827.8	544.5	252.2	174.0	149.9	146.6	560.6